RESEARCH AND PRODUCT DEVELOPMENT	3 Months Ended
Feb. 28, 2013
RESEARCH AND PRODUCT DEVELOPMENT [Text Block]
3.	RESEARCH AND PRODUCT DEVELOPMENT

Research and Product Development costs, including acquired research and product development costs, are charged against income in the period incurred.